Segmented Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018	Nov. 30, 2018
Revenues	$ 1,689,941	$ 413,555	$ 3,247,997	$ 1,325,040
Assets	4,162,674		4,162,674		$ 11,474,227
Total property and equipment	2,400,276		2,400,276		2,755,993
Canada [Member]
Revenues	0	0	0	0
Assets	4,162,674		4,162,674		11,474,227
Total property and equipment	2,400,276		2,400,276		$ 2,755,993
United States [Member]
Revenues	$ 1,689,941	$ 413,555	$ 1,325,040	$ 3,247,997